STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at Fair Value	$ 5,249,093,358	$ 4,719,489,317
Investments at Contract Value	393,801,492	445,310,916
Notes Receivable from Participants	69,932,112	67,017,058
Total Assets	5,712,826,962	5,231,817,291
Pending Trades, Net	(3,096,352)	(6,106,165)
Total Liabilities	(3,096,352)	(6,106,165)
NET ASSETS AVAILABLE FOR BENEFITS	$ 5,709,730,610	$ 5,225,711,126